Changes in Fair Value of Level Three Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Other Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	¥ 76,892		¥ 73,451
Total realized and unrealized gains (losses), included in earnings	4,184	[1]	5,765	[1]
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	2,699	[2]	1,984	[2]
Purchases	829		1,836
Settlements	(8,456)		(2,982)
Other	(311)		(3,162)
Ending balance	75,837		76,892
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	3,755	[1]	5,765	[1]
Available-for-sale securities | Japanese corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	2,214		1,513
Total realized and unrealized gains (losses), included in other comprehensive income (loss)			(2)	[2]
Transfers into level 3			703	[3]
Transfers out of level 3	(1,203)	[4]
Ending balance	1,011		2,214
Available-for-sale securities | Foreign corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	20,752		15,291
Total realized and unrealized gains (losses), included in earnings	335	[1]	12	[1]
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	15	[2]	2,086	[2]
Purchases	7,199		4,701
Settlements	(6,138)		(4,100)
Transfers into level 3	1,030	[3]	4,906	[3]
Transfers out of level 3	(12,698)	[4]	(2,244)	[4]
Other	(3,688)		100
Ending balance	6,807		20,752
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	(70)	[1]	(14)	[1]
Available-for-sale securities | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance			309
Total realized and unrealized gains (losses), included in other comprehensive income (loss)			(9)	[2]
Transfers out of level 3			¥ (300)	[4]

[1]	Earning effects are included in financial services revenue in the consolidated statements of income.
[2]	Unrealized gains (losses) are included in unrealized gains (losses) on securities in the consolidated statements of comprehensive income.
[3]	Certain corporate bonds were transferred into level 3 because differences between fair value determined by indicative quotes from dealers and internally developed prices became significant and the observability of inputs decreased.
[4]	Certain corporate bonds were transferred out of level 3 because quoted prices became available.